UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TOTAL RETURN STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2008

[USAA
EAGLE
LOGO (R)]


PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2008



                                                                      (FORM N-Q)

48705-1108                                   (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------


               LONG POSITIONS (94.0%)

               COMMON STOCKS (17.1%)(A)

               CONSUMER DISCRETIONARY (3.5%)
               -----------------------------
               ADVERTISING (0.2%)
       38,300  Interpublic Group of Companies, Inc.  *                                     $          297
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
       11,100  Coach, Inc.  *                                                                         278
                                                                                          ---------------
               APPAREL RETAIL (0.5%)
       14,600  AnnTaylor Stores Corp.  *                                                              302
       17,100  Gap, Inc.                                                                              304
        8,100  Ross Stores, Inc.                                                                      298
                                                                                          ---------------
                                                                                                      904
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.5%)
        9,700  BorgWarner, Inc.                                                                       318
       16,900  TRW Automotive Holdings Corp.  *                                                       269
        8,400  WABCO Holdings, Inc.                                                                   298
                                                                                          ---------------
                                                                                                      885
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.2%)
        7,600  Advance Auto Parts, Inc.                                                               301
                                                                                          ---------------
               BROADCASTING (0.7%)
       15,700  Comcast Corp. "A"                                                                      308
       11,200  DIRECTV Group, Inc.  *                                                                 293
       13,000  DISH Network Corp. "A"  *                                                              273
        9,600  Liberty Global, Inc. "A"  *                                                            291
                                                                                          ---------------
                                                                                                    1,165
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
        8,100  Best Buy Co., Inc.                                                                     304
       17,600  RadioShack Corp.                                                                       304
                                                                                          ---------------
                                                                                                      608
                                                                                          ---------------
               HOMEBUILDING (0.2%)
       22,700  D.R. Horton, Inc.                                                                      296
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        7,300  Hasbro, Inc.                                                                           253
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.0%)
       11,200  Warner Music Group Corp.                                                                85
                                                                                          ---------------
               PUBLISHING (0.1%)
        1,800  Morningstar, Inc.  *                                                                   100
                                                                                          ---------------
               RESTAURANTS (0.5%)
        8,300  Darden Restaurants, Inc.                                                               238
        5,100  McDonald's Corp.                                                                       315
        5,900  Panera Bread Co. "A"  *                                                                300

================================================================================
1   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
 ----------------------------------------------------------------------------------------------------------
        1,100  Yum! Brands, Inc.                                                           $           36
                                                                                          ---------------
                                                                                                      889
                                                                                          ---------------
               Total Consumer Discretionary                                                         6,061
                                                                                          ---------------

               CONSUMER STAPLES (0.9%)
               -----------------------
               FOOD DISTRIBUTORS (0.2%)
        8,700  Sysco Corp.                                                                            268
                                                                                          ---------------
               FOOD RETAIL (0.3%)
       11,500  Kroger Co.                                                                             316
        6,800  SUPERVALU, Inc.                                                                        147
                                                                                          ---------------
                                                                                                      463
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.2%)
       13,400  Dean Foods Co.  *                                                                      313
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
        3,800  Alberto-Culver Co.                                                                     104
        7,500  Herbalife Ltd.                                                                         296
                                                                                          ---------------
                                                                                                      400
                                                                                          ---------------
               TOBACCO (0.0%)
        1,500  Altria Group, Inc.                                                                      30
                                                                                          ---------------
               Total Consumer Staples                                                               1,474
                                                                                          ---------------

               ENERGY (1.6%)
               -------------
               COAL & CONSUMABLE FUELS (0.4%)
        8,300  Arch Coal, Inc.                                                                        273
        8,000  Foundation Coal Holdings, Inc.                                                         285
        3,600  Massey Energy Co.                                                                      128
                                                                                          ---------------
                                                                                                      686
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
        1,300  IHS, Inc. "A"  *                                                                        62
        8,100  Oil States International, Inc.  *                                                      286
        3,700  TETRA Technologies, Inc.  *                                                             51
                                                                                          ---------------
                                                                                                      399
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
        6,300  Cimarex Energy Co.                                                                     308
        6,900  Encore Acquisition Co.  *                                                              288
       13,300  Mariner Energy, Inc.  *                                                                273
        5,200  Noble Energy, Inc.                                                                     289
        1,800  Plains Exploration & Production Co.  *                                                  64
        9,900  W&T Offshore, Inc.                                                                     270
                                                                                          ---------------
                                                                                                    1,492
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        5,600  Frontline Ltd.                                                                         269
                                                                                          ---------------
               Total Energy                                                                         2,846
                                                                                          ---------------

               FINANCIALS (2.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
        1,700  BlackRock, Inc.                                                                        331
       12,800  Janus Capital Group, Inc.                                                              311
        2,800  Northern Trust Corp.                                                                   202
       10,400  Waddell & Reed Financial, Inc. "A"                                                     257
                                                                                          ---------------
                                                                                                    1,101
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments   |  2

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (0.3%)
        2,100  Goldman Sachs Group, Inc.                                                   $          269
       16,900  TD Ameritrade Holding Corp.  *                                                         274
                                                                                          ---------------
                                                                                                      543
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
          800  Protective Life Corp.                                                                   23
          600  StanCorp Financial Group, Inc.                                                          31
       10,500  Unum Group                                                                             264
                                                                                          ---------------
                                                                                                      318
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
        6,000  Hartford Financial Services Group, Inc.                                                246
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
        8,000  Allied World Assurance Co. Holdings Ltd.                                               284
       10,800  First American Corp.                                                                   318
        2,600  XL Capital Ltd. "A"                                                                     47
                                                                                          ---------------
                                                                                                      649
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        3,300  Bank of Hawaii Corp.                                                                   176
                                                                                          ---------------
               REINSURANCE (0.2%)
        6,300  Reinsurance Group of America, Inc. "A"                                                 340
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       17,600  Hudson City Bancorp, Inc.                                                              325
                                                                                          ---------------
               Total Financials                                                                     3,698
                                                                                          ---------------

               HEALTH CARE (1.8%)
               ------------------
               BIOTECHNOLOGY (0.3%)
        5,200  Amgen, Inc.  *                                                                         308
        5,900  Gilead Sciences, Inc.  *                                                               269
                                                                                          ---------------
                                                                                                      577
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.1%)
       10,300  Kinetic Concepts, Inc.  *                                                              295
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.7%)
       10,200  Community Health Systems, Inc.  *                                                      299
       71,200  Health Management Associates, Inc. "A"  *                                              296
        9,900  LifePoint Hospitals, Inc.  *                                                           318
        5,100  Universal Health Services, Inc. "B"                                                    286
                                                                                          ---------------
                                                                                                    1,199
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
        4,400  Express Scripts, Inc.  *                                                               325
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
        2,500  Charles River Laboratories International, Inc.  *                                      139
                                                                                          ---------------
               MANAGED HEALTH CARE (0.2%)
        8,400  Aetna, Inc.                                                                            303
                                                                                          ---------------
               PHARMACEUTICALS (0.2%)
        6,700  Eli Lilly and Co.                                                                      295
          900  Merck & Co., Inc.                                                                       28
                                                                                          ---------------
                                                                                                      323
                                                                                          ---------------
               Total Health Care                                                                    3,161
                                                                                          ---------------

================================================================================
3   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               INDUSTRIALS (3.2%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)
        2,800  General Dynamics Corp.                                                     $           206
        7,000  Goodrich Corp.                                                                         291
                                                                                          ---------------
                                                                                                      497
                                                                                          ---------------
               AIRLINES (0.3%)
       38,700  Delta Air Lines, Inc.  *                                                               288
       21,400  Southwest Airlines Co.                                                                 311
                                                                                          ---------------
                                                                                                      599
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
        1,200  Armstrong World Industries, Inc.                                                        35
        8,900  Lennox International, Inc.                                                             296
                                                                                          ---------------
                                                                                                      331
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
        3,400  Fluor Corp.                                                                            189
        6,600  Shaw Group, Inc.  *                                                                    203
                                                                                          ---------------
                                                                                                      392
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
        6,400  Cummins, Inc.                                                                          280
       17,400  Manitowoc Co., Inc.                                                                    270
                                                                                          ---------------
                                                                                                      550
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
          200  Copart, Inc.  *                                                                          8
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       12,200  Covanta Holding Corp.  *                                                               292
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
        7,100  Manpower, Inc.                                                                         306
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
        5,500  Walter Industries, Inc.                                                                261
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.3%)
        2,600  Flowserve Corp.                                                                        231
        6,500  Gardner Denver, Inc.  *                                                                226
        2,100  Parker-Hannifin Corp.                                                                  111
                                                                                          ---------------
                                                                                                      568
                                                                                          ---------------
               MARINE (0.2%)
        7,000  Kirby Corp.  *                                                                         266
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
        9,000  Steelcase, Inc. "A"                                                                     97
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.2%)
        4,900  Brink's Co.                                                                            299
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
       21,100  United Rentals, Inc.  *                                                                322
        2,900  WESCO International, Inc.  *                                                            93
                                                                                          ---------------
                                                                                                      415
                                                                                          ---------------
               TRUCKING (0.4%)
        9,300  JB Hunt Transport Services, Inc.                                                       310

================================================================================
                                                 Portfolio of Investments   |  4

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        5,000  Ryder System, Inc.                                                         $           310
                                                                                          ---------------
                                                                                                      620
                                                                                          ---------------
               Total Industrials                                                                    5,501
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
       24,000  Compuware Corp.  *                                                                     232
                                                                                          ---------------
               COMPUTER HARDWARE (0.3%)
        6,800  Hewlett-Packard Co.                                                                    314
        8,400  Teradata Corp.  *                                                                      164
                                                                                          ---------------
                                                                                                      478
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.7%)
       41,700  Brocade Communications Systems, Inc.  *                                                243
        9,300  Lexmark International, Inc. "A"  *                                                     303
       13,200  NetApp, Inc.  *                                                                        240
       17,500  QLogic Corp.  *                                                                        269
       11,900  Western Digital Corp.  *                                                               254
                                                                                          ---------------
                                                                                                    1,309
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
       19,000  Broadridge Financial Solutions, Inc.                                                   293
        7,000  Computer Sciences Corp.  *                                                             281
        1,600  MasterCard, Inc. "A"                                                                   284
          800  Visa, Inc. "A"                                                                          49
                                                                                          ---------------
                                                                                                      907
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
       29,200  Jabil Circuit, Inc.                                                                    278
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
       18,900  Activision Blizzard, Inc.  *                                                           292
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
       16,600  SAIC, Inc.  *                                                                          336
                                                                                          ---------------
               SEMICONDUCTORS (0.3%)
       11,200  Analog Devices, Inc.                                                                   295
        7,800  Broadcom Corp. "A"  *                                                                  145
        8,700  Fairchild Semiconductor International, Inc.  *                                          78
                                                                                          ---------------
                                                                                                      518
                                                                                          ---------------
               Total Information Technology                                                         4,350
                                                                                          ---------------

               MATERIALS (0.9%)
               ----------------
               ALUMINUM (0.1%)
        6,900  Century Aluminum Co.  *                                                                191
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
       10,100  Ashland, Inc.                                                                          295
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
        2,800  CF Industries Holdings, Inc.                                                           256
        8,200  Terra Industries, Inc.                                                                 241
                                                                                          ---------------
                                                                                                      497
                                                                                          ---------------
               STEEL (0.3%)
       10,600  AK Steel Holding Corp.                                                                 275
        5,700  Reliance Steel & Aluminum Co.                                                          216

================================================================================
5   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        1,900  U.S. Steel Corp.                                                           $           148
                                                                                          ---------------
                                                                                                      639
                                                                                          ---------------
               Total Materials                                                                      1,622
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.6%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
        6,700  Embarq Corp.                                                                           272
        9,700  Verizon Communications, Inc.                                                           311
       12,600  Windstream Corp.                                                                       138
                                                                                          ---------------
                                                                                                      721
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
          600  Telephone & Data Systems, Inc.                                                          22
        5,700  U.S. Cellular Corp.  *                                                                 267
                                                                                          ---------------
                                                                                                      289
                                                                                          ---------------
               Total Telecommunication Services                                                     1,010
                                                                                          ---------------
               Total Common Stocks (cost: $33,674)                                                 29,723
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (70.2%)
    1,049,694  SPDR Trust Series 1 (cost: $142,601)                                               121,754
                                                                                          ---------------

               COMMINGLED FUNDS (5.1%)
      517,063  Deutsche I Gap Investment Trust "B",
                     acquired 8/01/2008; cost: $10,000
                    *(b)                                                                            8,842
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (1.6%)
               MONEY MARKET FUNDS (1.6%)
     2,751,111 State Street Institutional Liquid Reserves, 2.41% (c) (cost: $2,751)                 2,751
                                                                                          ---------------
               Total Long Positions (cost: $189,026)                                              163,070
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $189,026)                                       $         163,070
                                                                                          ===============


               SHORT POSITIONS (17.0%)

               COMMON STOCKS (17.0%)

               CONSUMER DISCRETIONARY (2.7%)
               -----------------------------
               ADVERTISING (0.1%)
        9,600  Clear Channel Outdoor Holdings, Inc."A"  *                                             131
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
        9,000  Guess?, Inc.                                                                           313
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
       18,400  Gentex Corp.                                                                           263
                                                                                          ---------------
               BROADCASTING (0.0%)
        3,300  Virgin Media, Inc.                                                                      26
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
        7,000  Kohl's Corp.  *                                                                        323
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments   |  6

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               DISTRIBUTORS (0.2%)
       18,600  LKQ Corp.  *                                                               $           316
                                                                                          ---------------
               EDUCATION SERVICES (0.1%)
        2,900  DeVry, Inc.                                                                            144
                                                                                          ---------------
               HOMEBUILDING (0.0%)
        3,100  Lennar Corp. "A"                                                                        47
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.2%)
        9,700  Bed Bath & Beyond, Inc.  *                                                             305
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       10,900  Choice Hotels International, Inc.                                                      295
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.3%)
        5,200  Fortune Brands, Inc.                                                                   298
       17,900  Newell Rubbermaid, Inc.                                                                309
                                                                                          ---------------
                                                                                                      607
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
        9,100  Viacom, Inc. "B"  *                                                                    226
                                                                                          ---------------
               PUBLISHING (0.4%)
       17,400  Gannett Co., Inc.                                                                      294
        2,100  Meredith Corp.                                                                          59
          500  Washington Post Co. "B"                                                                278
                                                                                          ---------------
                                                                                                      631
                                                                                          ---------------
               RESTAURANTS (0.1%)
        8,400  Starbucks Corp.  *                                                                     125
                                                                                          ---------------
               SPECIALTY STORES (0.5%)
       17,100  Dick's Sporting Goods, Inc.  *                                                         335
       47,900  Office Depot, Inc.  *                                                                  279
        7,000  Tiffany & Co.                                                                          248
                                                                                          ---------------
                                                                                                      862
                                                                                          ---------------
               Total Consumer Discretionary                                                         4,614
                                                                                          ---------------

               CONSUMER STAPLES (1.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       13,200  Archer-Daniels-Midland Co.                                                             289
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.2%)
        6,500  Central European Distribution Corp.  *                                                 295
        7,800  Constellation Brands, Inc. "A"  *                                                      168
                                                                                          ---------------
                                                                                                      463
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
        4,000  Energizer Holdings, Inc.  *                                                            322
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)
          900  J.M. Smucker Co.                                                                        45
        9,500  Kraft Foods, Inc. "A"                                                                  311
       14,400  Smithfield Foods, Inc.  *                                                              229
                                                                                          ---------------
                                                                                                      585
                                                                                          ---------------
               TOBACCO (0.2%)
        6,200  Reynolds American, Inc.                                                                302
                                                                                          ---------------
               Total Consumer Staples                                                               1,961
                                                                                          ---------------

================================================================================
7   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------

               ENERGY (1.5%)
               -------------
               OIL & GAS DRILLING (0.4%)
        3,800  Atwood Oceanics, Inc.  *                                                   $           138
       18,600  Hercules Offshore, Inc.  *                                                             282
        2,500  Transocean, Inc.  *                                                                    275
                                                                                          ---------------
                                                                                                      695
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
       38,900  Global Industries Ltd.  *                                                              270
        5,400  Tidewater, Inc.                                                                        299
       10,800  Weatherford International Ltd.  *                                                      271
                                                                                          ---------------
                                                                                                      840
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        9,400  Petrohawk Energy Corp.  *                                                              203
       10,800  Quicksilver Resources, Inc.  *                                                         212
        6,500  Range Resources Corp.                                                                  279
                                                                                          ---------------
                                                                                                      694
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
       17,400  Frontier Oil Corp.                                                                     321
          700  Valero Energy Corp.                                                                     21
                                                                                          ---------------
                                                                                                      342
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
          800  Teekay Corp.                                                                            21
                                                                                          ---------------
               Total Energy                                                                         2,592
                                                                                          ---------------

               FINANCIALS (1.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
        8,400  Legg Mason, Inc.                                                                       320
                                                                                          ---------------
               CONSUMER FINANCE (0.2%)
        8,100  Capital One Financial Corp.                                                            413
                                                                                          ---------------
               INSURANCE BROKERS (0.2%)
        8,000  Arthur J. Gallagher & Co.                                                              205
        3,300  Brown & Brown, Inc.                                                                     72
                                                                                          ---------------
                                                                                                      277
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       19,200  Citigroup, Inc.                                                                        394
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.8%)
       10,500  Cincinnati Financial Corp.                                                             298
        1,300  CNA Financial Corp.                                                                     34
       25,700  Fidelity National Financial, Inc. "A"                                                  378
        5,500  Philadelphia Consolidated Holding Corp.  *                                             322
          700  White Mountains Insurance Group Ltd.                                                   329
                                                                                          ---------------
                                                                                                    1,361
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
       19,100  Regions Financial Corp.                                                                183
                                                                                          ---------------
               Total Financials                                                                     2,948
                                                                                          ---------------

               HEALTH CARE (2.2%)
               ------------------
               BIOTECHNOLOGY (0.5%)
       14,600  Amylin Pharmaceuticals, Inc.  *                                                        295
       10,100  BioMarin Pharmaceutical, Inc. *                                                        268

================================================================================
                                                 Portfolio of Investments   |  8

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------

          500  Cephalon, Inc.  *                                                          $            39
        3,900  Genzyme Corp.  *                                                                       315
                                                                                          ---------------
                                                                                                      917
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.4%)
       15,600  Hologic, Inc.  *                                                                       302
        1,100  Hospira, Inc.  *                                                                        42
        7,400  ResMed, Inc.  *                                                                        318
                                                                                          ---------------
                                                                                                      662
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.3%)
        8,900  Cooper Companies, Inc.                                                                 309
        9,000  Inverness Medical Innovations, Inc.  *                                                 270
                                                                                          ---------------
                                                                                                      579
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
        7,700  Illumina, Inc.  *                                                                      312
                                                                                          ---------------
               MANAGED HEALTH CARE (0.5%)
        9,600  Coventry Health Care, Inc.  *                                                          312
        9,700  Health Net, Inc.  *                                                                    229
        6,800  Humana, Inc.  *                                                                        280
        1,400  UnitedHealth Group, Inc.                                                                36
                                                                                          ---------------
                                                                                                      857
                                                                                          ---------------
               PHARMACEUTICALS (0.3%)
        4,500  Allergan, Inc.                                                                         232
       26,000  Mylan, Inc.  *                                                                         297
                                                                                          ---------------
                                                                                                      529
                                                                                          ---------------
               Total Health Care                                                                    3,856
                                                                                          ---------------

               INDUSTRIALS (2.5%)
               ------------------
               AIR FREIGHT & LOGISTICS (0.7%)
        6,200  C.H. Robinson Worldwide, Inc.                                                          316
        8,700  Expeditors International of Washington, Inc.                                           303
        4,900  United Parcel Service, Inc. "B"                                                        308
       17,400  UTi Worldwide, Inc.                                                                    296
                                                                                          ---------------
                                                                                                    1,223
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
       15,700  Masco Corp.                                                                            282
        2,700  Owens Corning, Inc.  *                                                                  64
                                                                                          ---------------
                                                                                                      346
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
       10,900  Quanta Services, Inc.  *                                                               294
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
        6,700  Bucyrus International, Inc.                                                            300
        3,900  Oshkosh Corp.                                                                           51
                                                                                          ---------------
                                                                                                      351
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
        2,700  AMETEK, Inc.                                                                           110
        3,600  Roper Industries, Inc.                                                                 205
        1,344  Sunpower Corp. "B" *                                                                    93
                                                                                          ---------------
                                                                                                      408
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
        1,900  Stericycle, Inc.  *                                                                    112
                                                                                          ---------------

================================================================================
9   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (0.5%)
       11,900  General Electric Co.                                                       $           303
       10,400  McDermott International, Inc.  *                                                       266
        5,500  Teleflex, Inc.                                                                         349
                                                                                          ---------------
                                                                                                      918
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
        8,600  Ingersoll-Rand Co. Ltd. "A"                                                            268
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
        4,400  Avery Dennison Corp.                                                                   196
                                                                                          ---------------
               RAILROADS (0.0%)
          400  Norfolk Southern Corp.                                                                  27
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
        3,700  Equifax, Inc.                                                                          128
                                                                                          ---------------
               Total Industrials                                                                    4,271
                                                                                          ---------------

               INFORMATION TECHNOLOGY (3.4%)
               -----------------------------
               APPLICATION SOFTWARE (0.8%)
        9,400  Amdocs Ltd.  *                                                                         257
        9,100  Autodesk, Inc.  *                                                                      305
       11,000  Citrix Systems, Inc.  *                                                                278
        9,900  Intuit, Inc.  *                                                                        313
       18,900  Nuance Communications, Inc.  *                                                         231
                                                                                          ---------------
                                                                                                    1,384
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.3%)
       18,700  Corning, Inc.                                                                          293
       41,500  Motorola, Inc.                                                                         296
                                                                                          ---------------
                                                                                                      589
                                                                                          ---------------
               COMPUTER HARDWARE (0.2%)
       16,900  Dell, Inc.  *                                                                          279
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
       22,100  Convergys Corp.  *                                                                     326
       15,700  Fidelity National Information Services, Inc.                                           290
        6,400  Fiserv, Inc.  *                                                                        303
       12,000  Iron Mountain, Inc.  *                                                                 293
        9,300  Paychex, Inc.                                                                          307
                                                                                          ---------------
                                                                                                    1,519
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
        4,500  AVX Corp.                                                                               46
        8,400  FLIR Systems, Inc.  *                                                                  323
        1,900  Itron, Inc.  *                                                                         168
        3,500  National Instruments Corp.                                                             105
                                                                                          ---------------
                                                                                                      642
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
        4,000  Zebra Technologies Corp. "A"  *                                                        111
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
       13,700  Novellus Systems, Inc.  *                                                              269
                                                                                          ---------------
               SEMICONDUCTORS (0.5%)
       59,700  Advanced Micro Devices, Inc.  *                                                        313
        4,900  Cypress Semiconductor Corp.  *                                                          26
        9,600  Microchip Technology, Inc.                                                             283

================================================================================
                                                Portfolio of Investments   |  10

================================================================================

September 30, 2008 (unaudited)

                                                                                                   MARKET
       NUMBER                                                                                      VALUE
    OF SHARES  SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
       20,400  Rambus, Inc.  *                                                            $           262
                                                                                          ---------------
                                                                                                      884
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.1%)
       53,700  Novell, Inc.  *                                                                        276
                                                                                          ---------------
               Total Information Technology                                                         5,953
                                                                                          ---------------

               MATERIALS (1.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
        9,600  Cabot Corp.                                                                            305
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
        1,300  Monsanto Co.                                                                           129
                                                                                          ---------------
               FOREST PRODUCTS (0.2%)
        6,000  Weyerhaeuser Co.                                                                       363
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.2%)
       13,200  Pactiv Corp.  *                                                                        328
                                                                                          ---------------
               PAPER PACKAGING (0.3%)
       41,800  Smurfit-Stone Container Corp.  *                                                       196
       23,800  Temple-Inland, Inc.                                                                    363
                                                                                          ---------------
                                                                                                      559
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
        5,500  International Flavors & Fragrances, Inc.                                               217
                                                                                          ---------------
               STEEL (0.1%)
        3,300  Cleveland-Cliffs, Inc.                                                                 175
                                                                                          ---------------
               Total Materials                                                                      2,076
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
        3,900  CenturyTel, Inc.                                                                       143
       25,300  Frontier Communications Corp.                                                          291
                                                                                          ---------------
                                                                                                      434
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        5,500  Crown Castle International Corp.  *                                                    159
                                                                                          ---------------
               Total Telecommunication Services                                                       593
                                                                                          ---------------

               UTILITIES (0.4%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
        1,000  Pinnacle West Capital Corp.                                                             35
        1,700  Progress Energy, Inc.                                                                   73
                                                                                          ---------------
                                                                                                      108
                                                                                          ---------------
               GAS UTILITIES (0.0%)
        1,100  Equitable Resources, Inc.                                                               40
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
       52,000  Dynegy, Inc. "A"  *                                                                    186
                                                                                          ---------------
               WATER UTILITIES (0.2%)
       16,900  Aqua America, Inc.                                                                     301
                                                                                          ---------------
               Total Utilities                                                                        635
                                                                                          ---------------
               Total Common Stocks (proceeds: $32,744)                                             29,499
                                                                                          ---------------


               TOTAL SHORT POSITIONS  (PROCEEDS:
               $32,744)
                                                                                        $          29,499

                                                                                          ---------------

================================================================================
11   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================
12   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                                  Investments in Securities           Purchased Options
---------------------------------------------------------------- --------------------------- ---------------------------
---------------------------------------------------------------- --------------------------- ---------------------------
Level 1 - Quoted Prices                                                        $154,228,000                          $-
Level 2 - Other Significant Observable Inputs                                     8,842,000                           -
Level 3 - Significant Unobservable Inputs                                                 -                           -
---------------------------------------------------------------- --------------------------- ---------------------------
---------------------------------------------------------------- --------------------------- ---------------------------
Total                                                                          $163,070,000                          $-
---------------------------------------------------------------- --------------------------- ---------------------------

13   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's liabilities carried at fair value:

Valuation Inputs                                                       Securities Sold Short             Written Options
---------------------------------------------------------------- --------------------------- ---------------------------
---------------------------------------------------------------- --------------------------- ---------------------------
Level 1 - Quoted Prices                                                         $29,499,000                          $-
Level 2 - Other Significant Observable Inputs                                             -                           -
Level 3 - Significant Unobservable Inputs                                                 -                           -
---------------------------------------------------------------- --------------------------- ---------------------------
---------------------------------------------------------------- --------------------------- ---------------------------
Total                                                                           $29,499,000                          $-
---------------------------------------------------------------- --------------------------- ---------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of September 30, 2008, the Fund did not invest in any repurchase agreements.

D. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on

================================================================================
                                       Notes to Portfolio of Investments   |  14

================================================================================

short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upwards movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is, the difference between the agreed upon price that the Fund must pay to the buyer upon expiration of the put and the value, which could be zero, of the index value at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of September 30, 2008.

F. As of September 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $497,000 and $26,453,000 respectively, resulting in net unrealized depreciation of $25,956,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $173,506,000 at September 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================
15   |  USAA TOTAL RETURN STRATEGY FUND

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

SPDR     Standard   &   Poor's   depositary   receipt,   or   "Spider,"   is  an
         exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).

SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2008, was $8,842,000, which represented 5.1% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at September 30, 2008.
*        Non-income-producing security.

================================================================================
                                       Notes to Portfolio of Investments   |  16






ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/21/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.